BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Recently Adopted Accounting Standards [Line Items]
Increase (decrease) in cash and cash equivalents	$ 68	$ 150	$ 209	$ 159
Decrease in cash flows from (used in) investing activities	$ (200)	(536)	$ (1,376)	(1,739)
Cumulative Effect, Period of Adoption, Adjustment
Recently Adopted Accounting Standards [Line Items]
Increase (decrease) in cash and cash equivalents		176		236
Decrease in cash flows from (used in) investing activities		$ 60		$ (100)